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                                Money Market Fund
                               SEMI-ANNUAL REPORT
                                December 31, 1996

                      THE 59 WALL STREET MONEY MARKET FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1996
                                   (unaudited)

ASSETS:
      Investment in U.S. Money Market Portfolio (the
          "Portfolio"), at value (Note 1)......................    $773,757,607
                                                                   ------------
             Total Assets .....................................     773,757,607
                                                                   ------------
LIABILITIES:
      Payables for:
        Expense reimbusement fee (Note 2)......................         310,895
        Administrative fee (Note 2)............................          86,001
        Dividends declared (Note 1)............................           6,792
                                                                   ------------
             Total Liabilities ................................         403,688
                                                                   ------------
NET ASSETS, for 773,353,919 shares of beneficial
     interest outstanding......................................    $773,353,919
                                                                   ============
Net Assets Consist of:
      Paid-in capital..........................................    $773,353,919
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE  .................           $1.00
                                                                          =====

                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 1996
                                   (unaudited)

NET INVESTMENT INCOME (Note 1):
      Income:
         Interest income allocated from Portfolio.............     $ 21,835,380
         Expenses allocated from Portfolio....................         (940,686)
                                                                   ------------
             Total Income ....................................       20,894,694
                                                                   ------------
      Expenses:
         Expense reimbursement fee (Note 2)...................          955,800
         Administrative fee (Note 2)..........................          299,446
                                                                   ------------
             Total Expenses ..................................        1,255,246
                                                                   ------------
NET INVESTMENT INCOME ........................................     $ 19,639,448
                                                                   ============

                       See Notes to Financial Statements.

                      THE 59 WALL STREET MONEY MARKET FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                          For the
                                                                     six months ended          For the
                                                                     December 31, 1996       year ended
                                                                        (unaudited)         June 30, 1996
                                                                     ---------------       --------------
INCREASE IN NET ASSETS:
From Investment Activities:
      Net investment income.......................................     $  19,639,448        $  37,011,938
      Total declared as dividends to shareholders.................       (19,639,448)         (37,011,938)
                                                                       -------------        -------------
From Share (Principal) Transactions at Net Asset Value
of $1.00 per share:
      Shares sold.................................................     2,475,012,861        4,616,753,112
      Shares issued in reinvestment of dividends..................         9,621,156           16,308,132
      Shares repurchased..........................................    (2,475,252,273)      (4,493,935,865)
                                                                       -------------        -------------
        Net increase in net assets resulting
          from share transactions.................................         9,381,744          139,125,379

NET ASSETS:
      Beginning of period.........................................       763,972,175          624,846,796
                                                                       -------------        -------------
      End of period ..............................................     $ 773,353,919        $ 763,972,175
                                                                       =============        =============


                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout each period


                                          For the
                                      six months ended                    For the years ended June 30,
                                      December 31, 1996  --------------------------------------------------------------
                                         (unaudited)      1996          1995          1994          1993          1992
                                      ----------------   -------       ------        ------        ------         -----
Net asset value, beginning of period...      $1.00        $1.00         $1.00         $1.00         $1.00         $1.00
Income from investment operations:
  Net investment income................       0.02         0.05          0.05          0.03          0.03          0.05
Dividends to shareholders from net
  investment income....................      (0.02)       (0.05)        (0.05)        (0.03)        (0.03)        (0.05)
                                             -----        -----         -----         -----         -----         -----
Net asset value, end of period.........      $1.00        $1.00         $1.00         $1.00         $1.00         $1.00
                                             =====        =====         =====         =====         =====         =====
Total return(1) .......................       2.50%        5.33%         4.92%         2.94%         3.02%         4.79%
Ratios/Supplemental Data(2):
  Net assets, end of period
    (000's omitted)....................   $773,354     $763,972      $624,847      $556,982      $684,055      $596,008
  Ratio of expenses to average
     net assets(1) ....................       0.55%(3)     0.55%         0.55%         0.55%         0.53%         0.53%
  Ratio of net investment income to
    average net assets.................       4.92%(3)     5.14%         4.86%         2.88%         2.97%         4.70%

----------
(1) Had the expense reimbursement agreement, which commenced July 1, 1993, not been in place, the ratio of expenses to average net assets for the six months ended December 31, 1996, and for the years ended June 30, 1996, 1995 and 1994, would have been 0.56%, 0.56%, 0.56% and 0.55%, respectively. For the same periods, the total return of the Fund would have been 2.49%, 5.32%, 4.90% and 2.94%, respectively. The expense reimbursement agreement will terminate on July 1, 1997.

(2) Ratios include the Fund's share of Portfolio income and expenses, as appropriate.

(3) Annualized.

                       See Notes to Financial Statements.

                      THE 59 WALL STREET MONEY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)


      1. Organization and Accounting Policies. The 59 Wall Street Money Market Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on December 12, 1993. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At December 31, 1996, there were three series of the Trust.

      The Fund  invests all of its  investable  assets in the U.S.  Money Market
Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at December 31, 1996). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

          A. Valuation of Investments. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

          B. Investment Income. The Fund earns interest income daily, net of Portfolio expenses, based on its investment in the Portfolio. Realized gain and loss, if any, from investment transactions are determined by the Portfolio on the basis of identified cost, when recognized, and allocated to the Fund, along with net investment income, based on its investment in the Portfolio. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly.

          C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income or excise tax provision is required. At December 31, 1996, the cost of investments for federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

          D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

      2. Transactions with Affiliates.

      Administrative Fee. The Trust has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.075% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended December 31, 1996, the Fund incurred $299,446 for administrative services.

                      THE 59 WALL STREET MONEY MARKET FUND

                                   (unaudited)


      Shareholder Servicing/Eligible Institution Agreement. The Trust has a shareholder servicing and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.225% of the average daily net assets of the Fund. For the six months ended December 31, 1996, the Fund incurred $898,605 for shareholder servicing/eligible institution services.

      Expense Reimbursement Fee. 59 Wall Street Administrators, Inc. has agreed to pay certain expenses of the Fund subject to reimbursement by the Fund. To accomplish such reimbursement, 59 Wall Street Administrators, Inc. receives an expense reimbursement fee from the Fund, computed and paid monthly, such that after such reimbursement the aggregate expenses of the Fund, including the allocation of the Fund's pro rata portion of the Portfolio's expenses, will not exceed 0.55% of the Fund's average daily net assets. For the six months ended December 31, 1996, 59 Wall Street Administrators, Inc. incurred $982,537 in expenses on behalf of the Fund, including shareholder servicing/eligible institution fees. The expense reimbursement fee agreement will terminate on the earlier of either July 1, 1997 or the date on which the cumulative reimbursement fee equals the cumulative payments of such reimbursable expenses made by 59 Wall Street Administrators, Inc.

      3. Investment Transactions. Investment transactions of the Portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

                           U.S. MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                December 31, 1996
                           (expressed in U.S. dollars)
                                   (unaudited)


                                                                                           Annualized
                                                                                            Yield on
 Principal                                                                    Maturity       Date of      Value
  Amount                                                                        Date        Purchase     (Note 1)
-----------                                                                   --------     ----------  ------------
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS (20.7%)
$15,500,000    Federal Home Loan Bank Floating Rate Notes............          9/2/97        5.290%*   $ 15,468,878
 20,000,000    Federal National Mortgage Association Floating
                 Rate Notes..........................................          6/2/99        5.320*      19,913,052
 25,000,000    Federal National Mortgage Association Floating
                 Rate Notes .........................................         9/22/99        5.320*      24,874,618
 50,250,000    Student Loan Marketing Association Floating
                 Rate Notes .........................................         1/13/99        5.430*      50,170,483
 40,000,000    U.S. Treasury Notes, 5.75% ...........................        10/31/97        5.530       40,066,981
 10,000,000    U.S. Treasury Notes, 6.625% ..........................         3/31/97        5.540       10,025,531
                                                                                                       ------------
                 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS .......                                  $160,519,543
                                                                                                       ------------
              CERTIFICATES OF DEPOSIT (62.2%)
$33,000,000      Bank of Nova Scotia - New York Branch.................       1/15/97        5.350%    $ 33,000,127
  5,000,000    Bank of Nova Scotia - New York Branch ................          8/4/97        5.630        5,013,605
 30,000,000    Bank of Tokyo-Mitsubishi Bank, Ltd. -
                 New York Branch.....................................          2/3/97        5.530       29,999,728
 30,000,000    Bankers Trust Co. - New York Branch ..................          7/7/97        6.000       30,000,000
 15,000,000    Banque Nationale de Paris - London Branch ............         1/15/97        5.370       15,000,103
  6,000,000    Banque Nationale de Paris - London Branch ............         2/14/97        5.630        6,000,072
 30,000,000    Barclays Bank, Plc. - New York Branch ................         1/21/97        5.510       30,000,166
 30,000,000    Caisse Nationale Credit Agricole - New York Branch...          1/10/97        5.460       30,000,075
 24,000,000    Canadian Imperial Bank of
                 Commerce - New York Branch..........................         1/17/97        5.370       24,000,365
  5,000,000    Commerzbank AG - London Branch .......................          7/7/97        5.800        5,003,898
 20,000,000    Dresdner Bank AG - New York Branch ...................          5/6/97        5.820       20,005,730
 30,000,000    Industrial Bank of Japan, Ltd. - New York Branch .....          1/3/97        5.610       29,999,982
  5,000,000    Industrial Bank of Japan, Ltd. - New York Branch .....          2/7/97        5.690        5,000,050
 22,000,000    Morgan Guaranty Trust - New York Branch ..............         8/12/97        5.640       22,005,048
 30,000,000    National Westminster Bank, Plc. - New York Branch ...           1/6/97        5.350       30,000,468
 15,000,000    Royal Bank of Canada - New York Branch ...............         5/15/97        5.880       14,992,076
 30,000,000    Sanwa Bank, Ltd. - New York Branch ...................         2/18/97        5.660       30,000,389
 30,000,000    Societe Generale - New York Branch ...................          2/3/97        5.390       30,000,000
 31,000,000    Sumitomo Bank, Ltd. - New York Branch ................         1/23/97        5.500       31,000,419
 30,000,000    Toronto-Dominion Bank - London Branch ................         1/24/97        5.540       30,000,191
                                                                                                       ------------
                    TOTAL CERTIFICATES OF DEPOSIT ...................                                  $451,022,492
                                                                                                       ------------

                           U.S. MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                          December 31, 1996 (continued)
                           (expressed in U.S. dollars)
                                   (unaudited)


                                                                                      Annualized
                                                                                       Yield on
 Principal                                                               Maturity       Date of      Value
  Amount                                                                   Date        Purchase     (Note 1)
-----------                                                              --------     ----------  ------------
              COMMERCIAL PAPER (11.6%)
$30,000,000    CIT Group Holdings, Inc. ............................      1/2/97        5.450%    $ 29,995,483
 30,000,000    Ford Motor Credit Corp. .............................     1/17/97        5.410       29,928,267
 30,000,000    General Electric Capital Corp. ......................     1/28/97        5.460       29,878,050
 30,000,000    Prudential Funding Corp. ............................     1/13/97        5.410       29,946,200
                                                                                                  ------------
                 TOTAL COMMERCIAL PAPER ............................                              $119,748,000
                                                                                                  ------------
              REPURCHASE AGREEMENTS (4.5%)
 $15,015,958   Bankers Trust Corp....................................     1/2/97        6.000%    $ 15,015,958
                  (Agreement dated 12/31/96 collateralized by
                    $15,265,000 U.S. Treasury Notes 5.875%, due
                    11/15/99; $15,020,963 to be received
                    upon maturity)

  20,000,000   Morgan Stanley Group..................................     1/2/97        6.500       20,000,000
                  (Agreement dated 12/31/96 collateralized by
                    $20,120,000 U.S. Treasury Notes 5.00%, due
                    1/31/98; $20,007,222 to be received upon
                    maturity)
                                                                                                  ------------
                  TOTAL REPURCHASE AGREEMENTS .......................                             $ 35,015,958
                                                                                                  ------------


TOTAL INVESTMENTS, AT AMORTIZED COST .............................................       99.0%    $766,305,993
OTHER ASSETS IN EXCESS OF LIABILITIES ............................................        1.0        7,451,614
                                                                                        -----     ------------
NET ASSETS  ......................................................................      100.0%    $773,757,607
                                                                                        =====     ============

----------
* Variable Rate Instrument. Interest rates change on specific date (such as a coupon or interest payment date). The interest rate shown represents the December 31, 1996 coupon rate.



                       See Notes to Financial Statements.

                           U.S. MONEY MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1996
                           (expressed in U.S. dollars)
                                   (unaudited)

ASSETS:
      Investments, at amortized cost and value (Note 1)........     $766,305,993
      Interest receivable......................................        7,748,536
      Deferred organization expenses (Note 1)..................           48,277
                                                                    ------------
             Total Assets .....................................      774,102,806
                                                                    ------------
LIABILITIES:
      Payables for:
        Investment advisory fee (Note 2).......................          107,630
        Custodian fee..........................................           53,245
        Administrative fee (Note 2)............................           25,114
        Trustees' fee (Note 2).................................            2,250
        Accrued expenses and other liabilities.................          156,960
                                                                    ------------
             Total Liabilities ................................          345,199
                                                                    ------------

NET ASSETS ....................................................     $773,757,607
                                                                    ============
Net Assets Consist of:
      Paid-in capital..........................................     $773,757,607
                                                                    ============



                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 1996
                           (expressed in U.S. dollars)
                                   (unaudited)

NET INVESTMENT INCOME:
      Income:
         Interest..............................................     $ 21,835,380
                                                                    ------------
      Expenses:
         Investment advisory fee (Note 2)......................          600,601
         Administrative fee (Note 2)...........................          140,140
         Custodian fee.........................................          106,665
         Trustees' fees and expenses (Note 2)..................           13,500
         Amortization of organization expenses (Note 1)........            8,600
         Miscellaneous expenses................................           71,180
                                                                    ------------
             Total Expenses ...................................          940,686
                                                                    ------------

NET INVESTMENT INCOME .........................................     $ 20,894,694
                                                                    ============



                       See Notes to Financial Statements.

                           U.S. MONEY MARKET PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)



                                                                             For the
                                                                        six months ended           For the
                                                                        December 31, 1996        year ended
                                                                           (unaudited)          June 30, 1996
                                                                        -----------------     -----------------
INCREASE IN NET ASSETS:
From Investment Activities:
    Net investment income..............................................    $  20,894,694          $ 39,274,777
                                                                           -------------          ------------
Capital Transactions:
    Proceeds from contributions........................................      491,612,565           932,761,626
    Value of withdrawals...............................................     (503,226,274)         (832,670,530)
                                                                           -------------          ------------
        Net (decrease) increase in net assets resulting
            from capital transactions..................................      (11,613,709)          100,091,096
                                                                           -------------          ------------

    Net increase in net assets.........................................        9,280,985           139,365,873

NET ASSETS:
    Beginning of period................................................      764,476,622           625,110,749
                                                                           -------------          ------------
    End of period .....................................................    $ 773,757,607         $ 764,476,622
                                                                           =============         =============



                              FINANCIAL HIGHLIGHTS
                           (expressed in U.S. dollars)

                                                                                               For the period
                                                           For the                            October 31, 1994
                                                      six months ended         For the        (commencement of
                                                      December 31, 1996      year ended        operations) to
                                                         (unaudited)        June 30, 1996       June 30, 1995
                                                      -----------------     ------------      ----------------
Ratios/Supplemental Data:
    Net assets, end of period (000's omitted)........     $773,758             $764,477           $625,111
    Ratio of expenses to average net assets..........         0.23%(1)             0.24%              0.25%(1)
    Ratio of net investment income to average
        net assets   ................................         5.22%(1)             5.45%              5.62%(1)

----------
(1)  Annualized.

                       See Notes to Financial Statements.

                           U.S. MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. dollars)
                                   (unaudited)


      1. Organization and Accounting Policies. The U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

          A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

          B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized short-term gain or loss, if any, on investments.

          C. Federal Income Taxes. The Portfolio is treated as a partnership for federal income tax purposes and its operations are conducted in such a way that it is not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio's assets will be managed in such a way that an Investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At December 31, 1996, the cost of investments for federal income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

          D. Repurchase Agreements. The Portfolio at all times maintains possession of securities collateralizing repurchase agreements.
     Additionally, the Portfolio monitors the value of such securities, including accrued interest, to ensure the collateral at least equals 100% of the value of the repurchase agreement.

          E. Deferred Organization Expenses. Expenses incurred by the Portfolio in connection with its organization are being amortized by the Portfolio on a straight-line basis over a five year period.

          F. Other. Investment transactions are accounted for on a trade date basis. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Portfolio's average daily net assets. For the six months ended December 31, 1996, the Portfolio incurred $600,601 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Ltd. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average net assets. The Administrator has a subadministration agreement with Signature Financial Group

                           U.S. MONEY MARKET PORTFOLIO

                           (expressed in U.S. dollars)
                                   (unaudited)


(Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended December 31, 1996, the Portfolio incurred $140,140 for administrative services.

      Trustees' Fees. Each Trustee of the Portfolio receives an annual retainer paid by the Portfolio. Each Trustee is also reimbursed for out-of-pocket expenses incurred in connection with board meetings. For the six months ended December 31, 1996, the Portfolio incurred $13,500 for Trustees' fees and expenses.

      3. Investment Transactions. Purchases, and maturities and sales, of money market instruments, excluding securities subject to repurchase agreements, aggregated $491,814,992 and $503,428,701, respectively, for the six months ended December 31, 1996.

The 59 Wall Street Trust

Investment Adviser and
   Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
6 St. James Avenue
Boston, Massachusetts 02116

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759





This report is submitted for  the general  information of
shareholders and is not authorized  for  distribution  to
prospective   investors  unless  preceded  or accompanied
by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of The 59 Wall Street Money Market
Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.